Airport concessions	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about service concession arrangements [abstract]
Airport concessions
9.
Airport concessions
a.
Mexican Concessions

As described in Note 1.a, the Mexican Government granted concessions to manage, operate and develop 12 airports, and benefit from the use of the airport facilities over a 50-year term beginning November 1, 1998.

The value of airport concessions and rights to use airport facilities were determined as explained in Note 1.a, and paid by GAP through the issuance of shares to the Mexican Government.

The table below shows the values of airport concessions and rights to use airport facilities as of December 31, 2023, 2024 and 2025:

		2023		2024		2025
Acquisition cost	Ps.	15,938,359	Ps.	16,600,878	Ps.	16,600,878
assigned to:
Rights to use airport facilities (Note 10):
Runways, aprons, platforms	Ps.	519,057	Ps.	519,057	Ps.	519,057
Buildings		577,270		577,270		577,270
Other facilities		91,241		91,241		91,241
Land		930,140		930,140		930,140
		2,117,708		2,117,708		2,117,708
Airport concessions		13,820,651		13,820,651		13,820,651
Right of use of concessioned assets		-		662,519		662,519
		13,820,651		14,483,170		14,483,170
	Ps.	15,938,359	Ps.	16,600,878	Ps.	16,600,878

The original amortization term for the concessions is 49 years. As mentioned in Note 1.a, the concession value was assigned in August 1999, the date in which the amortization term began, and will run through November 2048. As regards the right of use of concessioned assets, their amortization period will be from January 1, 2025, until the end of the concession.

Each airport concession agreement contains the following terms and basic conditions:

–
The concessionaire has the right to manage, operate, maintain and use the airport facilities and carry out any construction, improvements, or maintenance of facilities in accordance with its MDP, and to provide airport, complementary and commercial services. The Company’s investment plans under the MDP must be updated every five years starting from 2000 and approved by the SICT. Each concessionaire is required to make minimum investments at each airport under the terms of its MDP.
–
The concessionaire will use the airport facilities only for the purposes specified in the concession, will provide services in conformity with the law and applicable regulations, and be subject to inspections by the SICT.
–
The concessionaire must pay a tax for the use of the assets under concession (currently 5% of the concessionaire’s annual gross revenues derived from the use of public property), in conformity with the Mexican Federal Tax Act. In accordance with the terms of the concessions and Mexican Federal Tax Act, the Mexican Congress may review each year the percentage and criteria upon which this tax is levied. As a result of this review process, in October 2023, an increase in the tax percentage from 5% to 9% was determined, applicable beginning in 2024.
–
The concessionaire assumed ASA’s rights and obligations derived from airport-related agreements with third parties.
–
ASA has the exclusive right to supply fuel for consumption at the airport.
–
The concessionaire must grant free access to specific airport areas to certain Mexican Government agencies so that they may carry out their activities within the airport.
–
According to Article 27 of the General Law on Airports, the concession may be revoked if the concessionaire breaches any of its obligations established therein or falls under any of the causes for revocation referred to in Article 26 of the law and in the concession agreement. The breach of certain concession terms may be cause for revocation if the SICT has applied in two firm sanctions during the period of 10 years.
–
The SICT may modify concession terms and conditions that regulate the Company’s operations in accordance to the General Law on Airports.
–
On October 19, 2023, the AFAC notified to the Company that it modified the Tariff Regulation bases establish in the Appendix 7 of the concession agreement. These bases have an application immediately, however, it respects the MDP and the current maximum tariff 2024, it approved for the period 2020-2024. The main changes were the determination of the discount rate that must be calculated using the methodology of weighted average cost of capital, instead of cost of capital. In addition, the new bases consider an adjustment to the reference value if the actual traffic units of the previous five-year period have been 3% higher than the projected traffic units for those periods, the adjustment will be made under regulated revenues less the concession rights of surplus revenues; this change would be applicable for the period 2025-2029. Other changes exist such as the determination of terminal value, as well as the redistribution of values of reference between the airports mainly.
–
The concession may be renewed in one or more instances for terms that do not exceed an additional 50 years.
b.
Sangster International Airport (MBJ)

As disclosed in Note 1.a, the Company acquired DCA in 2015, which holds a 74.5% stake in MBJA in 2015, located in Montego Bay, Jamaica. MBJA has a concession to operate, maintain and operate the airport for a period of 30 years, counted as of April 12, 2003. GAP consolidates thus subsidiary since April 2015. However or at the same time on July 26, 2024, it was announced that the modifications to the Concession Contract with the AAJ of the Montego Bay airport, derived from the effects suffered by the Concessionaires during the COVID-19 pandemic, have been signed. The main modification was the concession period, which will expire thirty-one (31) years after the start date of the contract, that is March 2034.

The concession of MBJ contains the following terms and conditions:

–
On April 3, 2003, MBJ entered into a concession agreement with AAJ pursuant to which Authority granted MBJA the right to rehabilitate, develop, operate and maintain MBJ. The MBJA is thereby designated as the approved airport operator and permitted to undertake the functions of AAJ, regarding MBJ. The agreement was amended on December 16, 2005 and further amended on April 12, 2006.
–
The concession agreement requires MBJA to provide the airport services set out therein at MBJ.
–
Through its concession agreement, MBJA is obliged to pay AAJ a monthly concession tax on the basis of traffic units (passengers) multiplied by the rate established in the concession. The rate is subject to an annual adjustment according to the National Consumer Price Index in the United States (CPI). MBJA is also required to pay an additional concession tax equal to 45% of any revenues earned in excess of the forecast revenues established in the Concession Agreement. This additional concession tax is for over the period from April to March of each year, with payment required annually.
–
For the years ended December 31, 2023, 2024 and 2025 the Company recognized as concession taxes USD$44.2 million (Ps.784.8 millions), USD$45.8 million (Ps.837.8 millions) and USD$37.3 million (Ps.717.3 millions), respectively for the payment of concession fees.
–
The concession agreement is governed by Jamaican laws and MBJA cannot assign its rights or obligations under the agreement (except by way of security for indebtedness, and without the prior written consent of AAJ).
–
AAJ can terminate the concession agreement in the event of default of MBJA including insolvency of MBJA or its shareholders (if the latter had a material adverse effect on MBJA), cessation of business, material breach by MBJA of the concession agreement including non-payment of any amount due within 60 days after the due date, change of control, bribery or corruption or failure by the shareholders to provide equity funding required by applicable documents.
–
In addition, the MBJA may terminate the concession agreement in the event of a material breach by the AAJ which has a material adverse effect on the business of the MBJ or expropriation or other material adverse action by the Jamaican Government.
c.
Norman Manley International Airport (NMIA)

As disclosed in Note 1.a, on October 10, 2018, PACKAL entered into a concession agreement the NMIA with AAJ through which the Authorities granted to PACKAL the right to operate, modernize and expand NMIA, therefore, PACKAL is designated as the approved airport operator and permitted to undertake the functions of AAJ with respect to NMIA, and took over control on October 10, 2019.

The NMIA Concession contains the following terms and conditions:

–
Through the Concession agreement, PACKAL is obliged to pay the AAJ a monthly concession tax of 62.01% of the total aeronautical and non-aeronautical revenues based on the gross revenues. On July 26, 2024, it was announced that the concession fee rate was reduced to 53.22%, effective retroactively from September 11, 2023 through the end of the concession term. For the years ended December 31, 2023, 2024 and 2025 the Company recognized USD$41.3 million (Ps.733.6 million), USD$36.4 million (Ps.665.6 million) and USD$41.1 million (Ps.791.1 million), respectively, for the payment of concession fees.
–
The concession agreement is governed by Jamaican laws and PACKAL cannot assign its rights or obligations under the agreement (except by way of security for indebtedness, without the prior written consent of AAJ).
–
The AAJ can terminate the concession agreement in the event of a default of PACKAL including insolvency of PACKAL or its shareholders, cessation of business, material breach by NMIA of the concession agreement including non-payment of any amount due within 60 days after the due date, change of control, bribery or corruption or failure by the shareholders to provide equity funding required by applicable documents. Furthermore, PACKAL may terminate the concession agreement in the event of a material breach by AAJ which has a material adverse effect on the business of NMIA or expropriation or other material adverse action by the Jamaican Government.

The value of the concessions as of December 31, 2023, 2024 and 2025 is as follows:

	December 31, 2023		December 31, 2024		December 31, 2025
Mexican airport concessions	Ps.	13,820,651	Ps.	14,483,170	Ps.	14,483,170
Concession airport MBJA (fair value on date of acquisition in USD$176,086,000) (1)		2,974,709		3,568,964		3,163,684
Concession airport NMIA (upfront fees on date of acquisition in USD$7,146,500)		120,729		144,847		128,399
Less - accumulated amortization (2)		(8,137,101)		(8,574,800)		(9,035,209)
	Ps.	8,778,988	Ps.	9,622,181	Ps.	8,740,044

(1)
The other airport concession includes translation effect for an amount of Ps.(452,218), Ps.618,373, and Ps.(421,728) as of December 31, 2023, 2024 and 2025, respectively.
(2)
Amortization includes translation effect for an amount of Ps.(21,141), Ps.(30,067) and Ps.(14,438) as of December 31, 2023, 2024 and 2025, respectively, Due to translation effects.

The amortization charge for the years ended December 31, 2023, 2024 and 2025, amounts to Ps.458,633, Ps.467,767 and Ps.474,846, respectively.